Investment in Unconsolidated Subsidiaries	12 Months Ended
Dec. 31, 2011
Investment in Unconsolidated Subsidiaries [Abstract]
INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

4. INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

Summarized financial information of the Company’s investment in unconsolidated subsidiaries is presented below (in thousands):

	As of December 31,
	2011	2010
Total assets	$113,435	$35,963
Total liabilities	78,570	17,220

	For the year ended December 31,
	2011	2010
Total revenues	$121,452	$67,470
Net income	42,905	22,385

Investment in BBAM LP

On April 29, 2010, the Company through its wholly-owned subsidiary, Fly-BBAM, purchased a 15% interest in BBAM LP, a privately-held aircraft leasing and management business for $8.75 million. BBAM LP provides management and administrative services to Fly, including servicing of its aircraft portfolio. Summit owns the remaining 85% interest in BBAM LP.

For the years ended December 31, 2011 and 2010, the Company recognized $5.4 million and $2.9 million in equity earnings from its investment in BBAM LP and received distributions totaling $5.0 million and $2.0 million, respectively. The Company amortizes the difference between the cost of its initial investment and its share of underlying equity in the net assets of BBAM LP against its equity earnings from BBAM LP.

Investment in Fly-Z/C LP

On February 9, 2011, the Company made a $16.4 million investment for a 57.4% limited partnership interest in Fly-Z/C LP, a newly-formed aircraft leasing joint venture that was formed for the purpose of acquiring, financing and eventually selling four commercial jet aircraft. Summit has a 10.2% interest in the joint venture and the limited partners appointed a subsidiary of BBAM LP as the general partner of the joint venture. On April 14, 2011, the Company made an additional capital contribution of $11.7 million into Fly-Z/C LP to fund the joint venture’s acquisition of an additional aircraft.

During the year ended December 31, 2011, the Company recognized equity earnings of $0.3 million and received distributions of $23.2 million, of which $22.2 million was received in connection with the completion of a $40.0 million debt financing by the joint venture. As of December 31, 2011, the Company’s investment in Fly-Z/C LP was $5.1 million.